Segment information - Geographic Revenues (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 541	$ 712	$ 1,388	$ 2,088
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	117	82	469	219
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	108	105	198	193
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	91	188	137	358
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	78	79	130	159
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	34	30	74	291
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	29	100	215	482
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 84	$ 128	$ 165	$ 386